PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                             THE STRONG INCOME FUNDS
                                 INVESTOR CLASS

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

                Supplement to the Prospectus dated March 1, 2002


STRONG CORPORATE BOND FUND
Effective immediately, Ms. Janet S. Rilling is the sole portfolio manager of the Strong Corporate Bond Fund. Her biography can be found on pages 14 and 15 of the Prospectus.

STRONG GOVERNMENT SECURITIES FUND
Effective immediately, Mr. Ashok Bhatia and Mr. Thomas A. Sontag are the portfolio co-managers of the Strong Government Securities Fund. Their biographies can be found on pages 13, 14, and 15, respectively, of the Prospectus.

STRONG HIGH-YIELD BOND FUND
STRONG SHORT-TERM HIGH YIELD BOND FUND
Effective immediately, Mr. Thomas M. Price is the sole portfolio manager of the Strong High-Yield Bond Fund and Strong Short-Term High Yield Bond Fund. His biography can be found on page 14 of the Prospectus.

STRONG SHORT-TERM BOND FUND
Effective immediately, Mr. Thomas M. Price and Mr. Thomas A. Sontag are the portfolio co-managers of the Strong Short-Term Bond Fund. Their biographies can be found on pages 14 and 15, respectively, of the Prospectus.



            The date of this Prospectus Supplement is July 23, 2002.

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                             THE STRONG INCOME FUNDS
                                  ADVISOR CLASS
                               INSTITUTIONAL CLASS

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

               Supplement to the Prospectuses dated March 1, 2002


STRONG CORPORATE BOND FUND
Effective immediately, Ms. Janet S. Rilling is the sole portfolio manager of the Strong Corporate Bond Fund. Her biography can be found on page 16 of the Advisor Class Prospectus, and pages 14 and 15 of the Institutional Class Prospectus.

STRONG GOVERNMENT SECURITIES FUND
Effective immediately, Mr. Ashok Bhatia and Mr. Thomas A. Sontag are the portfolio co-managers of the Strong Government Securities Fund. Their biographies can be found on pages 15 and 16, respectively, of the Advisor Class Prospectus and on pages 13, 14, and 15, respectively, of the Institutional Class Prospectus.

STRONG HIGH-YIELD BOND FUND
STRONG SHORT-TERM HIGH YIELD BOND FUND
Effective immediately, Mr. Thomas M. Price is the sole portfolio manager of the Strong High-Yield Bond Fund and Strong Short-Term High Yield Bond Fund. His biography can be found on pages 15 and 16 of the Advisor Class Prospectus and on page 14 of the Institutional Class Prospectus.

STRONG SHORT-TERM BOND FUND
Effective immediately, Mr. Thomas M. Price and Mr. Thomas A. Sontag are the portfolio co-managers of the Strong Short-Term Bond Fund. Their biographies can be found on pages 15 and 16, respectively, of the Advisor Class Prospectus and on pages 14 and 15, respectively, of the Institutional Class Prospectus.



            The date of this Prospectus Supplement is July 23, 2002.